Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000025422
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class A
Trading Symbol	GSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,550	$10,000	$10,000	$10,000
3/16	$8,944	$9,365	$9,634	$10,196
3/17	$10,290	$10,775	$11,213	$10,241
3/18	$10,431	$10,923	$11,637	$10,364
3/19	$10,974	$11,491	$12,327	$10,828
3/20	$10,039	$10,512	$11,471	$11,795
3/21	$12,355	$12,937	$14,184	$11,879
3/22	$12,136	$12,708	$14,091	$11,386
3/23	$11,589	$12,135	$13,619	$10,842
3/24	$12,642	$13,238	$15,137	$11,026
3/25	$13,408	$14,040	$16,301	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.06%	5.96%	3.45%
Class A including sales charges	1.33%	4.98%	2.97%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025424
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class C
Trading Symbol	GSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$178	1.73%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,204	$9,297	$9,634	$10,196
3/17	$10,494	$10,600	$11,213	$10,241
3/18	$10,562	$10,668	$11,637	$10,364
3/19	$11,027	$11,139	$12,327	$10,828
3/20	$10,030	$10,132	$11,471	$11,795
3/21	$12,249	$12,373	$14,184	$11,879
3/22	$11,943	$12,064	$14,091	$11,386
3/23	$11,300	$11,415	$13,619	$10,842
3/24	$12,236	$12,360	$15,137	$11,026
3/25	$12,904	$13,035	$16,301	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	5.46%	5.17%	2.68%
Class C including sales charges	4.41%	5.17%	2.68%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202040
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class P
Trading Symbol	GGMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,400	$10,525	$10,538
3/20	$9,561	$9,795	$11,479
3/21	$11,793	$12,111	$11,561
3/22	$11,620	$12,031	$11,081
3/23	$11,112	$11,628	$10,551
3/24	$12,159	$12,925	$10,730
3/25	$12,959	$13,918	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.58%	6.27%	3.80%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	4.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R
Trading Symbol	GSHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,342	$9,634	$10,196
3/17	$10,706	$11,213	$10,241
3/18	$10,827	$11,637	$10,364
3/19	$11,361	$12,327	$10,828
3/20	$10,384	$11,471	$11,795
3/21	$12,727	$14,184	$11,879
3/22	$12,489	$14,091	$11,386
3/23	$11,875	$13,619	$10,842
3/24	$12,923	$15,137	$11,026
3/25	$13,697	$16,301	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	5.99%	5.69%	3.19%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161292
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R6
Trading Symbol	GSHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$9,471	$9,690	$10,299
3/17	$10,915	$11,278	$10,344
3/18	$11,105	$11,705	$10,468
3/19	$11,717	$12,399	$10,937
3/20	$10,775	$11,538	$11,914
3/21	$13,288	$14,267	$11,999
3/22	$13,094	$14,171	$11,501
3/23	$12,523	$13,697	$10,951
3/24	$13,701	$15,224	$11,137
3/25	$14,603	$16,394	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.58%	6.27%	3.99%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.24%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$940,000	$963,400	$1,019,600
3/17	$1,083,256	$1,121,301	$1,024,086
3/18	$1,101,888	$1,163,686	$1,036,375
3/19	$1,162,492	$1,232,693	$1,082,805
3/20	$1,068,679	$1,147,144	$1,179,499
3/21	$1,318,108	$1,418,444	$1,187,874
3/22	$1,298,600	$1,409,082	$1,138,577
3/23	$1,241,722	$1,361,878	$1,084,153
3/24	$1,358,444	$1,513,727	$1,102,584
3/25	$1,445,112	$1,630,133	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.38%	6.22%	3.75%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Investor Class
Trading Symbol	GSHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,390	$9,634	$10,196
3/17	$10,829	$11,213	$10,241
3/18	$11,008	$11,637	$10,364
3/19	$11,609	$12,327	$10,828
3/20	$10,649	$11,471	$11,795
3/21	$13,135	$14,184	$11,879
3/22	$12,935	$14,091	$11,386
3/23	$12,385	$13,619	$10,842
3/24	$13,545	$15,137	$11,026
3/25	$14,402	$16,301	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	6.33%	6.22%	3.71%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Service Class
Trading Symbol	GSHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds broadly generated gains, driven by robust corporate earnings and supportive supply/demand dynamics. Interest rate volatility and the Federal Reserve's monetary policy weighed on investor sentiment. Credit spreads widened toward the end of the annual period, driven by concerns around tariffs and economic growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,364	$9,634	$10,196
3/17	$10,741	$11,213	$10,241
3/18	$10,869	$11,637	$10,364
3/19	$11,410	$12,327	$10,828
3/20	$10,431	$11,471	$11,795
3/21	$12,809	$14,184	$11,879
3/22	$12,554	$14,091	$11,386
3/23	$11,940	$13,619	$10,842
3/24	$13,023	$15,137	$11,026
3/25	$13,785	$16,301	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	5.85%	5.73%	3.26%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.69%	7.27%	5.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,034,212,424
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 12,679,162
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,034,212,424
# of Portfolio Holdings	635
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$12,679,162

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037818
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class A
Trading Symbol	GSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000
3/16	$9,802	$10,184	$10,196
3/17	$9,915	$10,301	$10,241
3/18	$9,937	$10,324	$10,364
3/19	$10,318	$10,720	$10,828
3/20	$10,903	$11,328	$11,795
3/21	$11,618	$12,071	$11,879
3/22	$11,047	$11,477	$11,386
3/23	$10,375	$10,779	$10,842
3/24	$10,629	$11,044	$11,026
3/25	$11,174	$11,609	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.12%	0.49%	1.50%
Class A including sales charges	1.21%	-0.27%	1.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037819
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class C
Trading Symbol	GSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000
3/16	$9,997	$10,098	$10,196
3/17	$10,047	$10,148	$10,241
3/18	$9,995	$10,096	$10,364
3/19	$10,292	$10,396	$10,828
3/20	$10,796	$10,905	$11,795
3/21	$11,408	$11,523	$11,879
3/22	$10,775	$10,884	$11,386
3/23	$10,043	$10,145	$10,842
3/24	$10,213	$10,316	$11,026
3/25	$10,656	$10,764	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	4.34%	-0.26%	0.74%
Class C including sales charges	3.30%	-0.26%	0.74%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202041
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class P
Trading Symbol	GMVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,472	$10,538
3/20	$11,105	$11,479
3/21	$11,874	$11,561
3/22	$11,328	$11,081
3/23	$10,674	$10,551
3/24	$10,973	$10,730
3/25	$11,573	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.47%	0.83%	2.12%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R
Trading Symbol	GSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,158	$10,196
3/17	$10,249	$10,241
3/18	$10,246	$10,364
3/19	$10,613	$10,828
3/20	$11,187	$11,795
3/21	$11,892	$11,879
3/22	$11,279	$11,386
3/23	$10,565	$10,842
3/24	$10,796	$11,026
3/25	$11,321	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	4.86%	0.24%	1.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161293
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R6
Trading Symbol	GSFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000
3/16	$10,242	$10,299
3/17	$10,397	$10,344
3/18	$10,457	$10,468
3/19	$10,886	$10,937
3/20	$11,543	$11,914
3/21	$12,343	$11,999
3/22	$11,775	$11,501
3/23	$11,096	$10,951
3/24	$11,407	$11,137
3/25	$12,031	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.47%	0.83%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037820
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Institutional Class
Trading Symbol	GSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000
3/16	$1,021,800	$1,019,600
3/17	$1,037,127	$1,024,086
3/18	$1,042,935	$1,036,375
3/19	$1,086,634	$1,082,805
3/20	$1,152,158	$1,179,499
3/21	$1,230,735	$1,187,874
3/22	$1,173,998	$1,138,577
3/23	$1,107,315	$1,084,153
3/24	$1,138,209	$1,102,584
3/25	$1,199,103	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.35%	0.80%	1.83%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Investor Class
Trading Symbol	GSNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,219	$10,196
3/17	$10,362	$10,241
3/18	$10,411	$10,364
3/19	$10,838	$10,828
3/20	$11,471	$11,795
3/21	$12,255	$11,879
3/22	$11,678	$11,386
3/23	$11,003	$10,842
3/24	$11,300	$11,026
3/25	$11,908	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	5.38%	0.75%	1.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000041010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Service Class
Trading Symbol	GSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,168	$10,196
3/17	$10,269	$10,241
3/18	$10,275	$10,364
3/19	$10,652	$10,828
3/20	$11,238	$11,795
3/21	$11,956	$11,879
3/22	$11,349	$11,386
3/23	$10,640	$10,842
3/24	$10,886	$11,026
3/25	$11,411	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	4.82%	0.31%	1.33%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 347,565,982
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 1,415,152
InvestmentCompanyPortfolioTurnover	1200.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$347,565,982
# of Portfolio Holdings	688
Portfolio Turnover Rate	1,200%
Total Net Advisory Fees Paid	$1,415,152

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Material Fund Change Strategies [Text Block]

Effective July 29, 2024, the Fund changed its principal investment strategy to reflect that the Fund may invest in loan participations and loan assignments. As part of these changes, the Fund revised its principal investment risks to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025406
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000
3/16	$9,755	$10,135	$10,196
3/17	$9,847	$10,230	$10,241
3/18	$9,902	$10,288	$10,364
3/19	$10,337	$10,740	$10,828
3/20	$11,070	$11,502	$11,795
3/21	$11,494	$11,942	$11,879
3/22	$10,975	$11,402	$11,386
3/23	$10,373	$10,778	$10,842
3/24	$10,540	$10,951	$11,026
3/25	$11,042	$11,472	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	4.76%	-0.05%	1.38%
Class A including sales charges	0.88%	-0.81%	1.00%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025408
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000
3/16	$9,968	$10,069	$10,196
3/17	$9,988	$10,089	$10,241
3/18	$9,970	$10,071	$10,364
3/19	$10,321	$10,425	$10,828
3/20	$10,968	$11,079	$11,795
3/21	$11,303	$11,417	$11,879
3/22	$10,715	$10,823	$11,386
3/23	$10,056	$10,158	$10,842
3/24	$10,143	$10,245	$11,026
3/25	$10,546	$10,653	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	3.98%	-0.78%	0.63%
Class C including sales charges	2.95%	-0.78%	0.63%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202037
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GAKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000
3/19	$10,550	$10,538
3/20	$11,334	$11,479
3/21	$11,808	$11,561
3/22	$11,306	$11,081
3/23	$10,727	$10,551
3/24	$10,938	$10,730
3/25	$11,497	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.11%	0.29%	2.03%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R
Trading Symbol	GDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,110	$10,196
3/17	$10,180	$10,241
3/18	$10,211	$10,364
3/19	$10,634	$10,828
3/20	$11,349	$11,795
3/21	$11,754	$11,879
3/22	$11,196	$11,386
3/23	$10,566	$10,842
3/24	$10,710	$11,026
3/25	$11,192	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	4.50%	-0.28%	1.13%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161289
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GCFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000
3/16	$10,234	$10,299
3/17	$10,377	$10,344
3/18	$10,473	$10,468
3/19	$10,971	$10,937
3/20	$11,788	$11,914
3/21	$12,280	$11,999
3/22	$11,769	$11,501
3/23	$11,167	$10,951
3/24	$11,387	$11,137
3/25	$11,970	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.12%	0.30%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025404
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000
3/16	$1,017,000	$1,019,600
3/17	$1,031,035	$1,024,086
3/18	$1,039,386	$1,036,375
3/19	$1,088,757	$1,082,805
3/20	$1,169,651	$1,179,499
3/21	$1,218,426	$1,187,874
3/22	$1,167,496	$1,138,577
3/23	$1,107,486	$1,084,153
3/24	$1,129,082	$1,102,584
3/25	$1,186,779	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.11%	0.29%	1.73%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GDFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,160	$10,196
3/17	$10,281	$10,241
3/18	$10,364	$10,364
3/19	$10,847	$10,828
3/20	$11,644	$11,795
3/21	$12,121	$11,879
3/22	$11,591	$11,386
3/23	$10,994	$10,842
3/24	$11,200	$11,026
3/25	$11,762	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	5.02%	0.20%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025405
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000
3/16	$10,119	$10,196
3/17	$10,199	$10,241
3/18	$10,241	$10,364
3/19	$10,674	$10,828
3/20	$11,409	$11,795
3/21	$11,826	$11,879
3/22	$11,265	$11,386
3/23	$10,633	$10,842
3/24	$10,787	$11,026
3/25	$11,282	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	4.58%	-0.23%	1.21%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,348,844,671
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 7,241,827
InvestmentCompanyPortfolioTurnover	935.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,348,844,671
# of Portfolio Holdings	845
Portfolio Turnover Rate	935%
Total Net Advisory Fees Paid	$7,241,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025382
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,550	$10,000	$10,000	$10,000
3/16	$9,974	$10,444	$10,419	$10,244
3/17	$10,851	$11,362	$11,348	$10,356
3/18	$11,258	$11,788	$11,836	$10,610
3/19	$11,344	$11,879	$12,335	$11,134
3/20	$10,039	$10,512	$11,491	$11,867
3/21	$12,021	$12,588	$13,330	$12,045
3/22	$11,103	$11,626	$12,338	$11,573
3/23	$9,984	$10,454	$11,484	$11,126
3/24	$11,273	$11,804	$12,779	$11,587
3/25	$12,006	$12,572	$13,642	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.51%	3.64%	2.31%
Class A including sales charges	1.71%	2.69%	1.85%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 381,673,257
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 3,197,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	GSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.87%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$10,254	$10,358	$10,419	$10,244
3/17	$11,073	$11,185	$11,348	$10,356
3/18	$11,413	$11,528	$11,836	$10,610
3/19	$11,406	$11,521	$12,335	$11,134
3/20	$10,026	$10,127	$11,491	$11,867
3/21	$11,907	$12,027	$13,330	$12,045
3/22	$10,914	$11,024	$12,338	$11,573
3/23	$9,739	$9,838	$11,484	$11,126
3/24	$10,917	$11,027	$12,779	$11,587
3/25	$11,541	$11,658	$13,642	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	5.72%	2.85%	1.54%
Class C including sales charges	4.67%	2.85%	1.54%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 381,673,257
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 3,197,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202032
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class P
Trading Symbol	GAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$10,146	$10,486	$10,549
3/20	$9,017	$9,769	$11,244
3/21	$10,831	$11,332	$11,413
3/22	$10,026	$10,489	$10,965
3/23	$9,043	$9,763	$10,542
3/24	$10,239	$10,864	$10,979
3/25	$10,936	$11,597	$11,483

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.81%	3.93%	1.30%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	2.16%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 381,673,257
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 3,197,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161284
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	GSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
7/31/15	$10,000	$10,000	$10,000
3/16	$10,441	$10,403	$10,372
3/17	$11,398	$11,331	$10,485
3/18	$11,877	$11,818	$10,743
3/19	$12,002	$12,316	$11,273
3/20	$10,658	$11,473	$12,015
3/21	$12,802	$13,309	$12,196
3/22	$11,862	$12,319	$11,718
3/23	$10,689	$11,466	$11,265
3/24	$12,116	$12,760	$11,732
3/25	$12,940	$13,621	$12,270

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.80%	3.95%	2.70%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.25%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 381,673,257
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 3,197,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025381
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,047,100	$1,041,900	$1,024,400
3/17	$1,142,910	$1,134,837	$1,035,566
3/18	$1,190,683	$1,183,635	$1,061,041
3/19	$1,203,066	$1,233,467	$1,113,350
3/20	$1,069,165	$1,149,097	$1,186,720
3/21	$1,282,891	$1,332,953	$1,204,521
3/22	$1,188,599	$1,233,781	$1,157,304
3/23	$1,070,927	$1,148,404	$1,112,632
3/24	$1,213,789	$1,277,944	$1,158,695
3/25	$1,296,205	$1,364,205	$1,211,879

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	6.79%	3.92%	2.63%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 381,673,257
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 3,197,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090759
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	GSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Emerging markets debt broadly gained, supported by strong economic activity and robust credit fundamentals. High yield external bonds outpaced those of investment grade, as funding access improved and due to some successful restructurings. Late in the annual period, uncertainty about U.S. trade policy boosted volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000	$10,000
3/16	$10,462	$10,419	$10,244
3/17	$11,409	$11,348	$10,356
3/18	$11,875	$11,836	$10,610
3/19	$11,988	$12,335	$11,134
3/20	$10,647	$11,491	$11,867
3/21	$12,778	$13,330	$12,045
3/22	$11,824	$12,338	$11,573
3/23	$10,660	$11,484	$11,126
3/24	$12,065	$12,779	$11,587
3/25	$12,882	$13,642	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	6.77%	3.88%	2.56%
J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)	6.75%	3.49%	3.15%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 381,673,257
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 3,197,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$381,673,257
# of Portfolio Holdings	480
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$3,197,542

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	71.9%
Oil Field Services	8.2%
Banks	3.2%
Engineering & Construction	2.2%
Electrical	1.7%
Pipelines	1.6%
Chemicals	1.2%
Commercial Services	1.0%
Mining	0.9%
Other	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025378
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Administration Class
Trading Symbol	GEADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Administration Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,038	$10,040	$10,196
3/17	$10,166	$10,096	$10,241
3/18	$10,263	$10,163	$10,364
3/19	$10,502	$10,411	$10,828
3/20	$10,458	$10,812	$11,795
3/21	$10,959	$10,830	$11,879
3/22	$10,795	$10,728	$11,386
3/23	$10,916	$10,838	$10,842
3/24	$11,531	$11,304	$11,026
3/25	$12,128	$11,867	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administration Shares	5.18%	3.01%	1.95%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 597,971,699
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,344,048
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025379
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class A
Trading Symbol	GEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,029	$10,040	$10,196
3/17	$10,148	$10,096	$10,241
3/18	$10,236	$10,163	$10,364
3/19	$10,482	$10,411	$10,828
3/20	$10,439	$10,812	$11,795
3/21	$10,942	$10,830	$11,879
3/22	$10,781	$10,728	$11,386
3/23	$10,903	$10,838	$10,842
3/24	$11,521	$11,304	$11,026
3/25	$12,120	$11,867	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.20%	3.03%	1.94%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 597,971,699
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,344,048
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202031
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class P
Trading Symbol	GAEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,236	$10,242	$10,538
3/20	$10,220	$10,636	$11,479
3/21	$10,750	$10,654	$11,561
3/22	$10,616	$10,554	$11,081
3/23	$10,762	$10,662	$10,551
3/24	$11,387	$11,120	$10,730
3/25	$12,008	$11,674	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.45%	3.28%	2.67%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	2.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 597,971,699
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,344,048
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161283
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class R6
Trading Symbol	GEIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,058	$10,027	$10,299
3/17	$10,214	$10,083	$10,344
3/18	$10,337	$10,150	$10,468
3/19	$10,605	$10,397	$10,937
3/20	$10,588	$10,798	$11,914
3/21	$11,138	$10,816	$11,999
3/22	$10,999	$10,714	$11,501
3/23	$11,150	$10,824	$10,951
3/24	$11,810	$11,289	$11,137
3/25	$12,441	$11,851	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.34%	3.28%	2.28%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.77%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 597,971,699
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,344,048
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025377
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Institutional Class
Trading Symbol	GEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,006,300	$1,004,000	$1,019,600
3/17	$1,021,696	$1,009,622	$1,024,086
3/18	$1,032,833	$1,016,286	$1,036,375
3/19	$1,060,719	$1,041,083	$1,082,805
3/20	$1,058,916	$1,081,165	$1,179,499
3/21	$1,113,768	$1,083,003	$1,187,874
3/22	$1,099,735	$1,072,823	$1,138,577
3/23	$1,114,801	$1,083,766	$1,084,153
3/24	$1,179,459	$1,130,367	$1,102,584
3/25	$1,243,622	$1,186,660	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.44%	3.27%	2.20%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 597,971,699
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,344,048
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Investor Class
Trading Symbol	GHIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,043	$10,040	$10,196
3/17	$10,188	$10,096	$10,241
3/18	$10,301	$10,163	$10,364
3/19	$10,558	$10,411	$10,828
3/20	$10,530	$10,812	$11,795
3/21	$11,067	$10,830	$11,879
3/22	$10,918	$10,728	$11,386
3/23	$11,059	$10,838	$10,842
3/24	$11,703	$11,304	$11,026
3/25	$12,317	$11,867	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	5.25%	3.19%	2.10%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 597,971,699
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,344,048
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000231823
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Service Class
Trading Symbol	GESVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	ICE BofAML One-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
12/10/21	$10,000	$10,000	$10,000
3/22	$9,877	$9,916	$9,419
3/23	$9,963	$10,017	$8,969
3/24	$10,499	$10,448	$9,121
3/25	$11,004	$10,968	$9,566

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception
Service Shares (Commenced December 10, 2021)	4.81%	2.93%
ICE BofAML One-Year U.S. Treasury Note Index	4.98%	2.83%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.33%

Performance Inception Date	Dec. 10, 2021
AssetsNet	$ 597,971,699
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,344,048
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$597,971,699
# of Portfolio Holdings	286
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$1,344,048

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025416
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,625	$10,000	$10,000
3/16	$9,786	$10,167	$10,244
3/17	$9,897	$10,283	$10,356
3/18	$10,034	$10,425	$10,610
3/19	$10,434	$10,841	$11,134
3/20	$10,944	$11,371	$11,867
3/21	$11,508	$11,956	$12,045
3/22	$10,987	$11,415	$11,573
3/23	$10,468	$10,876	$11,126
3/24	$10,904	$11,329	$11,587
3/25	$11,380	$11,824	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.37%	0.78%	1.69%
Class A including sales charges	0.48%	0.01%	1.30%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 702,874,270
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 3,574,500
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025418
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$169	1.66%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,900	$10,000	$10,000
3/16	$9,982	$10,083	$10,244
3/17	$10,024	$10,125	$10,356
3/18	$10,092	$10,194	$10,610
3/19	$10,419	$10,524	$11,134
3/20	$10,843	$10,953	$11,867
3/21	$11,320	$11,435	$12,045
3/22	$10,723	$10,831	$11,573
3/23	$10,151	$10,254	$11,126
3/24	$10,487	$10,593	$11,587
3/25	$10,865	$10,974	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	3.60%	0.04%	0.93%
Class C including sales charges	2.57%	0.04%	0.93%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 702,874,270
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 3,574,500
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202039
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GGXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000
3/19	$10,477	$10,549
3/20	$11,026	$11,244
3/21	$11,631	$11,413
3/22	$11,139	$10,965
3/23	$10,657	$10,542
3/24	$11,137	$10,979
3/25	$11,662	$11,483

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.72%	1.13%	2.23%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 702,874,270
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 3,574,500
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161291
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GBIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
7/31/15	$10,000	$10,000
3/16	$10,292	$10,372
3/17	$10,446	$10,485
3/18	$10,627	$10,743
3/19	$11,089	$11,273
3/20	$11,670	$12,015
3/21	$12,311	$12,196
3/22	$11,790	$11,718
3/23	$11,279	$11,265
3/24	$11,776	$11,732
3/25	$12,332	$12,270

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	4.72%	1.11%	2.19%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.14%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 702,874,270
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 3,574,500
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025414
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$1,000,000	$1,000,000
3/16	$1,020,100	$1,024,400
3/17	$1,035,197	$1,035,566
3/18	$1,053,003	$1,061,041
3/19	$1,098,703	$1,113,350
3/20	$1,156,165	$1,186,720
3/21	$1,219,523	$1,204,521
3/22	$1,167,815	$1,157,304
3/23	$1,116,081	$1,112,632
3/24	$1,166,193	$1,158,695
3/25	$1,221,121	$1,211,879

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	4.71%	1.10%	2.02%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 702,874,270
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 3,574,500
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090762
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000
3/16	$10,196	$10,244
3/17	$10,338	$10,356
3/18	$10,506	$10,610
3/19	$10,953	$11,134
3/20	$11,509	$11,867
3/21	$12,134	$12,045
3/22	$11,611	$11,573
3/23	$11,098	$11,126
3/24	$11,590	$11,587
3/25	$12,126	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	4.63%	1.05%	1.94%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 702,874,270
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 3,574,500
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025415
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000
3/16	$10,124	$10,244
3/17	$10,215	$10,356
3/18	$10,349	$10,610
3/19	$10,737	$11,134
3/20	$11,245	$11,867
3/21	$11,805	$12,045
3/22	$11,245	$11,573
3/23	$10,698	$11,126
3/24	$11,114	$11,587
3/25	$11,581	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Service Shares	4.20%	0.59%	1.48%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 702,874,270
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 3,574,500
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$702,874,270
# of Portfolio Holdings	697
Portfolio Turnover Rate	540%
Total Net Advisory Fees Paid	$3,574,500

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	21.8%
Federal Agencies	19.9%
Banks	10.3%
Commercial Mortgage-Backed Securities	9.7%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Obligations	5.1%
Automotive	2.4%
Student Loan	2.4%
Other	22.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025396
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class A
Trading Symbol	GSGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,786	$10,167	$10,239	$10,196
3/17	$9,699	$10,077	$10,166	$10,241
3/18	$9,700	$10,078	$10,225	$10,364
3/19	$10,035	$10,426	$10,665	$10,828
3/20	$10,924	$11,350	$11,803	$11,795
3/21	$10,735	$11,154	$11,500	$11,879
3/22	$10,218	$10,616	$11,017	$11,386
3/23	$9,668	$10,045	$10,511	$10,842
3/24	$9,723	$10,102	$10,575	$11,026
3/25	$10,142	$10,538	$11,087	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	4.31%	-1.48%	0.52%
Class A including sales charges	0.40%	-2.23%	0.14%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025398
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class C
Trading Symbol	GSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,990	$10,091	$10,239	$10,196
3/17	$9,827	$9,927	$10,166	$10,241
3/18	$9,755	$9,853	$10,225	$10,364
3/19	$10,017	$10,118	$10,665	$10,828
3/20	$10,830	$10,940	$11,803	$11,795
3/21	$10,556	$10,663	$11,500	$11,879
3/22	$9,974	$10,074	$11,017	$11,386
3/23	$9,366	$9,461	$10,511	$10,842
3/24	$9,348	$9,443	$10,575	$11,026
3/25	$9,678	$9,776	$11,087	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	3.53%	-2.22%	-0.23%
Class C including sales charges	2.51%	-2.22%	-0.23%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202035
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class P
Trading Symbol	GGTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,455	$10,517	$10,538
3/20	$11,420	$11,639	$11,479
3/21	$11,258	$11,340	$11,561
3/22	$10,756	$10,864	$11,081
3/23	$10,208	$10,365	$10,551
3/24	$10,298	$10,428	$10,730
3/25	$10,768	$10,933	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	4.56%	-1.17%	1.07%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058953
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class R
Trading Symbol	GSORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,142	$10,239	$10,196
3/17	$10,026	$10,166	$10,241
3/18	$10,008	$10,225	$10,364
3/19	$10,322	$10,665	$10,828
3/20	$11,216	$11,803	$11,795
3/21	$10,987	$11,500	$11,879
3/22	$10,437	$11,017	$11,386
3/23	$9,851	$10,511	$10,842
3/24	$9,881	$10,575	$11,026
3/25	$10,273	$11,087	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	3.97%	-1.74%	0.27%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161287
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class R6
Trading Symbol	GSOUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,252	$10,287	$10,299
3/17	$10,190	$10,214	$10,344
3/18	$10,234	$10,273	$10,468
3/19	$10,618	$10,715	$10,937
3/20	$11,606	$11,858	$11,914
3/21	$11,433	$11,553	$11,999
3/22	$10,923	$11,068	$11,501
3/23	$10,367	$10,560	$10,951
3/24	$10,458	$10,625	$11,137
3/25	$10,935	$11,139	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	4.56%	-1.18%	0.93%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.12%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025394
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Institutional Class
Trading Symbol	GSOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,020,100	$1,023,900	$1,019,600
3/17	$1,014,387	$1,016,630	$1,024,086
3/18	$1,017,938	$1,022,527	$1,036,375
3/19	$1,056,009	$1,066,495	$1,082,805
3/20	$1,154,112	$1,180,290	$1,179,499
3/21	$1,136,800	$1,149,957	$1,187,874
3/22	$1,085,985	$1,101,659	$1,138,577
3/23	$1,030,600	$1,051,093	$1,084,153
3/24	$1,039,566	$1,057,504	$1,102,584
3/25	$1,087,698	$1,108,688	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	4.63%	-1.18%	0.84%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058954
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Investor Class
Trading Symbol	GSOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,192	$10,239	$10,196
3/17	$10,127	$10,166	$10,241
3/18	$10,153	$10,225	$10,364
3/19	$10,531	$10,665	$10,828
3/20	$11,500	$11,803	$11,795
3/21	$11,321	$11,500	$11,879
3/22	$10,810	$11,017	$11,386
3/23	$10,254	$10,511	$10,842
3/24	$10,338	$10,575	$11,026
3/25	$10,811	$11,087	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	4.57%	-1.23%	0.78%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025395
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Service Class
Trading Symbol	GSOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Government Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	Bloomberg U.S. Government/Mortgage Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,151	$10,239	$10,196
3/17	$10,044	$10,166	$10,241
3/18	$10,028	$10,225	$10,364
3/19	$10,359	$10,665	$10,828
3/20	$11,258	$11,803	$11,795
3/21	$11,041	$11,500	$11,879
3/22	$10,487	$11,017	$11,386
3/23	$9,909	$10,511	$10,842
3/24	$9,946	$10,575	$11,026
3/25	$10,347	$11,087	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	4.03%	-1.67%	0.34%
Bloomberg U.S. Government/Mortgage Index	4.84%	-1.24%	1.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 120,771,404
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 559,422
InvestmentCompanyPortfolioTurnover	830.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$120,771,404
# of Portfolio Holdings	323
Portfolio Turnover Rate	830%
Total Net Advisory Fees Paid	$559,422

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090159
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class A
Trading Symbol	GFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,775	$10,000	$10,000	$10,000
3/16	$9,687	$9,910	$9,889	$10,196
3/17	$10,353	$10,591	$10,852	$10,241
3/18	$10,663	$10,909	$11,356	$10,364
3/19	$10,831	$11,080	$11,734	$10,828
3/20	$9,588	$9,809	$10,618	$11,795
3/21	$11,790	$12,061	$12,823	$11,879
3/22	$12,005	$12,282	$13,235	$11,386
3/23	$12,098	$12,376	$13,516	$10,842
3/24	$13,460	$13,770	$15,189	$11,026
3/25	$14,117	$14,442	$16,255	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.88%	8.04%	3.74%
Class A including sales charges	2.58%	7.55%	3.50%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 1,875,143,044
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,060,381
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090160
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class C
Trading Symbol	GFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,738	$9,836	$9,889	$10,196
3/17	$10,329	$10,433	$10,852	$10,241
3/18	$10,559	$10,666	$11,356	$10,364
3/19	$10,645	$10,752	$11,734	$10,828
3/20	$9,353	$9,448	$10,618	$11,795
3/21	$11,428	$11,543	$12,823	$11,879
3/22	$11,538	$11,654	$13,235	$11,386
3/23	$11,540	$11,657	$13,516	$10,842
3/24	$12,745	$12,873	$15,189	$11,026
3/25	$13,267	$13,401	$16,255	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	4.10%	7.24%	2.97%
Class C including sales charges	3.06%	7.24%	2.97%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 1,875,143,044
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,060,381
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202045
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class P
Trading Symbol	GGNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,132	$10,288	$10,538
3/20	$9,003	$9,310	$11,479
3/21	$11,118	$11,243	$11,561
3/22	$11,361	$11,604	$11,081
3/23	$11,489	$11,850	$10,551
3/24	$12,825	$13,317	$10,730
3/25	$13,493	$14,252	$11,254

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.21%	8.42%	4.40%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	5.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 1,875,143,044
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,060,381
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090163
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R
Trading Symbol	GFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,886	$9,889	$10,196
3/17	$10,539	$10,852	$10,241
3/18	$10,828	$11,356	$10,364
3/19	$10,970	$11,734	$10,828
3/20	$9,690	$10,618	$11,795
3/21	$11,889	$12,823	$11,879
3/22	$12,076	$13,235	$11,386
3/23	$12,139	$13,516	$10,842
3/24	$13,473	$15,189	$11,026
3/25	$14,096	$16,255	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R	4.62%	7.78%	3.49%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 1,875,143,044
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,060,381
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195494
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R6
Trading Symbol	GFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000
3/18	$10,117	$10,197	$9,899
3/19	$10,301	$10,537	$10,342
3/20	$9,154	$9,535	$11,266
3/21	$11,291	$11,515	$11,346
3/22	$11,537	$11,884	$10,875
3/23	$11,666	$12,136	$10,355
3/24	$13,024	$13,639	$10,531
3/25	$13,702	$14,596	$11,045

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	5.20%	8.40%	4.38%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	5.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 1,875,143,044
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,060,381
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090161
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	GSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$994,400	$988,900	$1,019,600
3/17	$1,065,201	$1,085,219	$1,024,086
3/18	$1,101,951	$1,135,573	$1,036,375
3/19	$1,121,896	$1,173,388	$1,082,805
3/20	$997,814	$1,061,798	$1,179,499
3/21	$1,230,704	$1,282,334	$1,187,874
3/22	$1,256,057	$1,323,497	$1,138,577
3/23	$1,269,873	$1,351,555	$1,084,153
3/24	$1,417,560	$1,518,878	$1,102,584
3/25	$1,491,131	$1,625,503	$1,156,390

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	5.19%	8.36%	4.07%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 1,875,143,044
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,060,381
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090162
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Investor Class
Trading Symbol	GFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad high yield floating rate bond market generated gains due in large part to the Federal Reserve's monetary policy stance. Higher coupon income, driven by the Federal Reserve's interest rate hikes as well as by strong corporate earnings and supportive supply/demand dynamics, bolstered performance overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,936	$9,889	$10,196
3/17	$10,634	$10,852	$10,241
3/18	$10,991	$11,356	$10,364
3/19	$11,192	$11,734	$10,828
3/20	$9,937	$10,618	$11,795
3/21	$12,258	$12,823	$11,879
3/22	$12,500	$13,235	$11,386
3/23	$12,630	$13,516	$10,842
3/24	$14,103	$15,189	$11,026
3/25	$14,829	$16,255	$11,564

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	5.15%	8.33%	4.01%
S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)	7.02%	8.89%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 1,875,143,044
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,060,381
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,875,143,044
# of Portfolio Holdings	375
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid	$11,060,381

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.9%
Chemicals	5.3%
Commercial Services	5.2%
Insurance	4.4%
Packaging	4.2%
Diversified Financial Services	3.6%
Building Materials	3.4%
Aerospace & Defense	3.4%
Consumer Cyclical Services	3.3%
Other	63.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in interest and other fixed expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215837
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class A
Trading Symbol	GSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,625	$10,000	$10,000
3/20	$8,649	$8,986	$10,276
3/21	$10,374	$10,778	$10,349
3/22	$10,077	$10,470	$9,919
3/23	$9,689	$10,066	$9,445
3/24	$10,689	$11,105	$9,606
3/25	$11,347	$11,789	$10,075

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class A (Commenced December 3, 2019)	6.16%	5.58%	3.14%
Class A including sales charges	2.15%	4.77%	2.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 138,321,310
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 641,827
InvestmentCompanyPortfolioTurnover	761.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215839
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class C
Trading Symbol	GSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. Aggregate Bond Index
12/3/19	$9,900	$10,000	$10,000
3/20	$8,875	$8,965	$10,276
3/21	$10,567	$10,674	$10,349
3/22	$10,188	$10,291	$9,919
3/23	$9,722	$9,820	$9,445
3/24	$10,633	$10,740	$9,606
3/25	$11,205	$11,318	$10,075

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class C (Commenced December 3, 2019)	5.38%	4.77%	2.35%
Class C including sales charges	4.33%	4.77%	2.35%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 138,321,310
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 641,827
InvestmentCompanyPortfolioTurnover	761.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215834
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class P
Trading Symbol	GSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,007	$10,075

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced December 3, 2019)	6.65%	5.94%	3.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 138,321,310
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 641,827
InvestmentCompanyPortfolioTurnover	761.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215835
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class R6
Trading Symbol	GSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,997	$10,276
3/21	$10,828	$10,349
3/22	$10,554	$9,919
3/23	$10,182	$9,445
3/24	$11,259	$9,606
3/25	$12,006	$10,075

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 3, 2019)	6.64%	5.94%	3.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 138,321,310
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 641,827
InvestmentCompanyPortfolioTurnover	761.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215838
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Institutional Class
Trading Symbol	GSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$1,000,000	$1,000,000
3/20	$899,700	$1,027,600
3/21	$1,082,699	$1,034,896
3/22	$1,055,198	$991,948
3/23	$1,017,950	$944,533
3/24	$1,125,445	$960,590
3/25	$1,198,824	$1,007,467

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced December 3, 2019)	6.52%	5.90%	3.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 138,321,310
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 641,827
InvestmentCompanyPortfolioTurnover	761.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215840
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Investor Class
Trading Symbol	GSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Aggregate Bond Index
12/3/19	$10,000	$10,000
3/20	$8,994	$10,276
3/21	$10,814	$10,349
3/22	$10,531	$9,919
3/23	$10,151	$9,445
3/24	$11,226	$9,606
3/25	$11,961	$10,075

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced December 3, 2019)	6.55%	5.87%	3.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	0.14%

Performance Inception Date	Dec. 03, 2019
AssetsNet	$ 138,321,310
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 641,827
InvestmentCompanyPortfolioTurnover	761.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$138,321,310
# of Portfolio Holdings	583
Portfolio Turnover Rate	761%
Total Net Advisory Fees Paid	$641,827

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class A
Trading Symbol	GSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,730	$10,109	$10,151	$10,196
3/17	$9,858	$10,242	$10,301	$10,241
3/18	$9,889	$10,274	$10,396	$10,364
3/19	$10,107	$10,501	$10,677	$10,828
3/20	$10,706	$11,123	$11,408	$11,795
3/21	$11,425	$11,870	$12,268	$11,879
3/22	$11,842	$12,304	$12,795	$11,386
3/23	$11,089	$11,521	$12,019	$10,842
3/24	$11,070	$11,502	$12,073	$11,026
3/25	$11,698	$12,154	$12,818	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.67%	1.79%	1.97%
Class A including sales charges	1.66%	1.01%	1.58%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 213,209,370
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 625,568
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class C
Trading Symbol	GSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$145	1.42%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,939	$10,039	$10,151	$10,196
3/17	$9,997	$10,098	$10,301	$10,241
3/18	$9,955	$10,056	$10,396	$10,364
3/19	$10,093	$10,195	$10,677	$10,828
3/20	$10,611	$10,719	$11,408	$11,795
3/21	$11,249	$11,363	$12,268	$11,879
3/22	$11,576	$11,693	$12,795	$11,386
3/23	$10,752	$10,861	$12,019	$10,842
3/24	$10,660	$10,767	$12,073	$11,026
3/25	$11,171	$11,284	$12,818	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	4.80%	1.03%	1.21%
Class C including sales charges	3.76%	1.03%	1.21%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 213,209,370
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 625,568
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202042
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class P
Trading Symbol	GGJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,277	$10,309	$10,538
3/20	$10,935	$11,015	$11,479
3/21	$11,708	$11,846	$11,561
3/22	$12,182	$12,354	$11,081
3/23	$11,438	$11,605	$10,551
3/24	$11,469	$11,657	$10,730
3/25	$12,162	$12,377	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.05%	2.15%	2.86%
Bloomberg U.S. TIPS Index	6.17%	2.36%	3.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 213,209,370
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 625,568
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R
Trading Symbol	GSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,079	$10,151	$10,196
3/17	$10,187	$10,301	$10,241
3/18	$10,196	$10,396	$10,364
3/19	$10,387	$10,677	$10,828
3/20	$10,981	$11,408	$11,795
3/21	$11,687	$12,268	$11,879
3/22	$12,090	$12,795	$11,386
3/23	$11,288	$12,019	$10,842
3/24	$11,242	$12,073	$11,026
3/25	$11,857	$12,818	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	5.47%	1.55%	1.72%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 213,209,370
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 625,568
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161294
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R6
Trading Symbol	GSRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,237	$10,239	$10,299
3/17	$10,403	$10,391	$10,344
3/18	$10,481	$10,486	$10,468
3/19	$10,740	$10,769	$10,937
3/20	$11,417	$11,507	$11,914
3/21	$12,236	$12,375	$11,999
3/22	$12,721	$12,905	$11,501
3/23	$11,955	$12,123	$10,951
3/24	$11,975	$12,178	$11,137
3/25	$12,701	$12,929	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.06%	2.15%	2.50%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 213,209,370
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 625,568
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	GSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,014,200	$1,015,100	$1,019,600
3/17	$1,031,441	$1,030,123	$1,024,086
3/18	$1,038,043	$1,039,601	$1,036,375
3/19	$1,064,513	$1,067,670	$1,082,805
3/20	$1,131,471	$1,140,805	$1,179,499
3/21	$1,211,352	$1,226,822	$1,187,874
3/22	$1,260,291	$1,279,453	$1,138,577
3/23	$1,184,043	$1,201,918	$1,084,153
3/24	$1,185,938	$1,207,326	$1,102,584
3/25	$1,257,569	$1,281,818	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.04%	2.13%	2.32%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 213,209,370
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 625,568
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059011
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Investor Class
Trading Symbol	GSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. TIPS Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,129	$10,151	$10,196
3/17	$10,295	$10,301	$10,241
3/18	$10,352	$10,396	$10,364
3/19	$10,608	$10,677	$10,828
3/20	$11,261	$11,408	$11,795
3/21	$12,053	$12,268	$11,879
3/22	$12,523	$12,795	$11,386
3/23	$11,750	$12,019	$10,842
3/24	$11,771	$12,073	$11,026
3/25	$12,463	$12,818	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	5.88%	2.05%	2.22%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 213,209,370
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 625,568
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$213,209,370
# of Portfolio Holdings	15
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid	$625,568

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025412
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class A
Trading Symbol	GSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,574	$9,947	$10,093	$10,196
3/17	$9,837	$10,221	$10,392	$10,241
3/18	$10,067	$10,460	$10,661	$10,364
3/19	$10,585	$10,997	$11,182	$10,828
3/20	$10,796	$11,216	$11,753	$11,795
3/21	$12,008	$12,476	$12,679	$11,879
3/22	$11,477	$11,924	$12,151	$11,386
3/23	$10,822	$11,243	$11,506	$10,842
3/24	$11,313	$11,754	$11,983	$11,026
3/25	$11,871	$12,333	$12,567	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	4.93%	1.92%	2.12%
Class A including sales charges	1.02%	1.14%	1.73%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 634,777,355
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 2,090,629
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202038
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class P
Trading Symbol	GGBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,612	$10,584	$10,538
3/20	$10,872	$11,124	$11,479
3/21	$12,134	$12,000	$11,561
3/22	$11,637	$11,501	$11,081
3/23	$11,010	$10,890	$10,551
3/24	$11,549	$11,342	$10,730
3/25	$12,160	$11,895	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.29%	2.26%	2.85%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 634,777,355
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 2,090,629
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161290
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class R6
Trading Symbol	GTIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,228	$10,328	$10,299
3/17	$10,558	$10,634	$10,344
3/18	$10,843	$10,909	$10,468
3/19	$11,428	$11,443	$10,937
3/20	$11,708	$12,026	$11,914
3/21	$13,052	$12,974	$11,999
3/22	$12,531	$12,434	$11,501
3/23	$11,857	$11,774	$10,951
3/24	$12,438	$12,262	$11,137
3/25	$13,096	$12,860	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.29%	2.27%	2.83%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.63%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 634,777,355
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 2,090,629
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025410
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Institutional Class
Trading Symbol	GSGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$997,100	$1,009,300	$1,019,600
3/17	$1,028,010	$1,039,175	$1,024,086
3/18	$1,055,664	$1,066,090	$1,036,375
3/19	$1,113,620	$1,118,222	$1,082,805
3/20	$1,140,792	$1,175,251	$1,179,499
3/21	$1,271,641	$1,267,861	$1,187,874
3/22	$1,220,775	$1,215,118	$1,138,577
3/23	$1,153,632	$1,150,595	$1,084,153
3/24	$1,210,045	$1,198,345	$1,102,584
3/25	$1,273,935	$1,256,704	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.28%	2.23%	2.45%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 634,777,355
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 2,090,629
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090761
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Investor Class
Trading Symbol	GTIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,973	$10,093	$10,196
3/17	$10,273	$10,392	$10,241
3/18	$10,540	$10,661	$10,364
3/19	$11,097	$11,182	$10,828
3/20	$11,358	$11,753	$11,795
3/21	$12,650	$12,679	$11,879
3/22	$12,135	$12,151	$11,386
3/23	$11,458	$11,506	$10,842
3/24	$12,008	$11,983	$11,026
3/25	$12,632	$12,567	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	5.20%	2.15%	2.36%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 634,777,355
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 2,090,629
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025411
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Separate Account Institutional
Trading Symbol	GSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Interest rates fluctuated during the annual period, as economic data and U.S. election expectations shaped market views of the Federal Reserve's monetary policy. Investment grade corporate bonds benefited from healthy fundamentals and strong supply/demand dynamics, though trade policy uncertainty weighed on sentiment toward period end.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Separate Account Institutional	Bloomberg U.S. Credit Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,982	$10,093	$10,196
3/17	$10,291	$10,392	$10,241
3/18	$10,568	$10,661	$10,364
3/19	$11,138	$11,182	$10,828
3/20	$11,411	$11,753	$11,795
3/21	$12,734	$12,679	$11,879
3/22	$12,214	$12,151	$11,386
3/23	$11,557	$11,506	$10,842
3/24	$12,123	$11,983	$11,026
3/25	$12,748	$12,567	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Separate Account Institutional	5.16%	2.24%	2.46%
Bloomberg U.S. Credit Index	4.87%	1.35%	2.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 634,777,355
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 2,090,629
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$634,777,355
# of Portfolio Holdings	449
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid	$2,090,629

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class A
Trading Symbol	GAMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,550	$10,000	$10,000	$10,000
3/16	$9,211	$9,645	$10,281	$10,244
3/17	$9,783	$10,244	$11,174	$10,356
3/18	$11,146	$11,671	$11,583	$10,610
3/19	$9,799	$10,261	$12,116	$11,134
3/20	$8,813	$9,228	$11,705	$11,867
3/21	$10,192	$10,672	$13,849	$12,045
3/22	$9,528	$9,977	$12,845	$11,573
3/23	$9,358	$9,799	$12,635	$11,126
3/24	$10,044	$10,517	$13,794	$11,587
3/25	$10,781	$11,289	$14,862	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	7.34%	4.11%	1.22%
Class A including sales charges	2.46%	3.18%	0.75%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 26,494,925
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 238,833
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Holdings [Text Block]

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056393
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class C
Trading Symbol	GCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.89%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,464	$9,560	$10,281	$10,244
3/17	$9,945	$10,046	$11,174	$10,356
3/18	$11,248	$11,362	$11,583	$10,610
3/19	$9,813	$9,912	$12,116	$11,134
3/20	$8,756	$8,844	$11,705	$11,867
3/21	$10,071	$10,173	$13,849	$12,045
3/22	$9,327	$9,421	$12,845	$11,573
3/23	$9,090	$9,182	$12,635	$11,126
3/24	$9,683	$9,781	$13,794	$11,587
3/25	$10,317	$10,421	$14,862	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	6.54%	3.33%	0.41%
Class C including sales charges	5.48%	3.33%	0.41%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 26,494,925
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 238,833
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Holdings [Text Block]

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202043
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class P
Trading Symbol	GMWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/20/18	$10,000	$10,000	$10,000
3/19	$8,934	$10,481	$10,549
3/20	$8,055	$10,126	$11,244
3/21	$9,365	$11,980	$11,413
3/22	$8,764	$11,111	$10,965
3/23	$8,650	$10,930	$10,542
3/24	$9,316	$11,932	$10,979
3/25	$10,006	$12,856	$11,483

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	7.40%	4.43%	0.01%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	3.68%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	2.01%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 26,494,925
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 238,833
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Holdings [Text Block]

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class R6
Trading Symbol	GIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
11/30/17	$10,000	$10,000	$10,000
3/18	$10,788	$9,919	$10,011
3/19	$9,509	$10,375	$10,505
3/20	$8,573	$10,024	$11,197
3/21	$9,968	$11,859	$11,365
3/22	$9,328	$10,999	$10,919
3/23	$9,186	$10,820	$10,498
3/24	$9,915	$11,812	$10,932
3/25	$10,675	$12,726	$11,434

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	7.66%	4.48%	0.89%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	3.34%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.84%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 26,494,925
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 238,833
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Holdings [Text Block]

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056394
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Institutional Class
Trading Symbol	GIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$966,400	$1,028,100	$1,024,400
3/17	$1,026,317	$1,117,442	$1,035,566
3/18	$1,172,977	$1,158,340	$1,061,041
3/19	$1,033,862	$1,211,624	$1,113,350
3/20	$932,027	$1,170,550	$1,186,720
3/21	$1,083,574	$1,384,878	$1,204,521
3/22	$1,013,901	$1,284,474	$1,157,304
3/23	$1,000,619	$1,263,537	$1,112,632
3/24	$1,077,566	$1,379,403	$1,158,695
3/25	$1,157,198	$1,486,169	$1,211,879

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	7.39%	4.42%	1.47%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 26,494,925
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 238,833
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Holdings [Text Block]

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090763
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Investor Class
Trading Symbol	GLIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging debt market gained, aided by strong economic and credit fundamentals, renewed market access for high yield issuers and several debt restructurings. Corporate issuers continued to exhibit financial discipline. Uncertainty about U.S. trade policy, plus geopolitical tensions, increased market volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/1/15	$10,000	$10,000	$10,000
3/16	$9,654	$10,281	$10,244
3/17	$10,262	$11,174	$10,356
3/18	$11,724	$11,583	$10,610
3/19	$10,327	$12,116	$11,134
3/20	$9,324	$11,705	$11,867
3/21	$10,814	$13,849	$12,045
3/22	$10,133	$12,845	$11,573
3/23	$9,975	$12,635	$11,126
3/24	$10,733	$13,794	$11,587
3/25	$11,549	$14,862	$12,119

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	7.60%	4.37%	1.45%
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)	7.74%	4.89%	4.04%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.59%	0.42%	1.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).

AssetsNet	$ 26,494,925
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 238,833
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$26,494,925
# of Portfolio Holdings	134
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$238,833

Holdings [Text Block]

Sector Allocation (%)

Banks	18.5%
Oil Field Services	13.8%
Electrical	12.6%
Engineering & Construction	8.0%
Mining	4.7%
Commercial Services	3.9%
Chemicals	3.5%
Sovereign Debt Obligations	3.4%
Gaming	2.7%
Other	26.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of reductions in expense limitations in the prior year.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	GSAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,775	$10,000	$10,000	$10,000	$10,000
3/16	$9,794	$10,019	$9,755	$10,012	$10,196
3/17	$10,107	$10,340	$10,846	$10,048	$10,241
3/18	$10,194	$10,429	$11,223	$10,160	$10,364
3/19	$10,256	$10,492	$11,901	$10,375	$10,828
3/20	$9,751	$9,976	$11,140	$10,609	$11,795
3/21	$11,319	$11,579	$13,360	$10,621	$11,879
3/22	$11,216	$11,474	$13,422	$10,628	$11,386
3/23	$10,755	$11,002	$13,415	$10,895	$10,842
3/24	$11,627	$11,894	$14,755	$11,465	$11,026
3/25	$12,316	$12,600	$15,747	$12,036	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.93%	4.78%	2.34%
Class A including sales charges	1.93%	3.98%	1.95%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 43,292,541
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 257,628
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.
Material Fund Change Strategies [Text Block]

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133722
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	GSAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.71%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000	$10,000
3/16	$9,845	$9,944	$9,755	$10,012	$10,196
3/17	$10,084	$10,186	$10,846	$10,048	$10,241
3/18	$10,096	$10,198	$11,223	$10,160	$10,364
3/19	$10,071	$10,172	$11,901	$10,375	$10,828
3/20	$9,515	$9,611	$11,140	$10,609	$11,795
3/21	$10,950	$11,060	$13,360	$10,621	$11,879
3/22	$10,781	$10,890	$13,422	$10,628	$11,386
3/23	$10,247	$10,351	$13,415	$10,895	$10,842
3/24	$10,997	$11,108	$14,755	$11,465	$11,026
3/25	$11,563	$11,679	$15,747	$12,036	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	5.14%	3.97%	1.56%
Class C including sales charges	4.09%	3.97%	1.56%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 43,292,541
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 257,628
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.
Material Fund Change Strategies [Text Block]

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202048
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class P
Trading Symbol	GMUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$9,993	$10,526	$10,203	$10,538
3/20	$9,545	$9,853	$10,433	$11,479
3/21	$11,106	$11,817	$10,445	$11,561
3/22	$11,042	$11,871	$10,451	$11,081
3/23	$10,622	$11,865	$10,713	$10,551
3/24	$11,524	$13,050	$11,275	$10,730
3/25	$12,249	$13,928	$11,836	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.29%	5.11%	2.96%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.88%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	2.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 43,292,541
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 257,628
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.
Material Fund Change Strategies [Text Block]

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	GSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$9,938	$10,035	$10,047	$9,899
3/19	$10,022	$10,642	$10,260	$10,342
3/20	$9,574	$9,962	$10,491	$11,266
3/21	$11,138	$11,946	$10,503	$11,346
3/22	$11,087	$12,002	$10,510	$10,875
3/23	$10,653	$11,996	$10,774	$10,355
3/24	$11,557	$13,194	$11,338	$10,531
3/25	$12,269	$14,081	$11,902	$11,045

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	6.16%	5.08%	2.83%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.77%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	2.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 43,292,541
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 257,628
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.
Material Fund Change Strategies [Text Block]

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133723
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,005,400	$975,503	$1,001,230	$1,019,600
3/17	$1,041,092	$1,084,560	$1,004,804	$1,024,086
3/18	$1,054,834	$1,122,279	$1,015,953	$1,036,375
3/19	$1,063,695	$1,190,110	$1,037,523	$1,082,805
3/20	$1,014,765	$1,114,038	$1,060,902	$1,179,499
3/21	$1,181,897	$1,335,997	$1,062,144	$1,187,874
3/22	$1,175,042	$1,342,198	$1,062,816	$1,138,577
3/23	$1,130,390	$1,341,526	$1,089,467	$1,084,153
3/24	$1,226,134	$1,475,491	$1,146,549	$1,102,584
3/25	$1,303,135	$1,574,713	$1,203,576	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.28%	5.12%	2.68%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 43,292,541
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 257,628
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.
Material Fund Change Strategies [Text Block]

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133724
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Investor Class
Trading Symbol	GSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Bond yields oscillated as economic data and U.S. elections shaped market views on monetary easing but declined overall at the short end of the curve. High yield bonds and bank loans were among the best performing fixed income sectors. Within high yield, lower quality outperformed higher quality, with the reverse true among bank loans.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000
3/16	$10,044	$9,755	$10,012	$10,196
3/17	$10,391	$10,846	$10,048	$10,241
3/18	$10,507	$11,223	$10,160	$10,364
3/19	$10,586	$11,901	$10,375	$10,828
3/20	$10,102	$11,140	$10,609	$11,795
3/21	$11,755	$13,360	$10,621	$11,879
3/22	$11,677	$13,422	$10,628	$11,386
3/23	$11,210	$13,415	$10,895	$10,842
3/24	$12,165	$14,755	$11,465	$11,026
3/25	$12,902	$15,747	$12,036	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	6.06%	5.01%	2.58%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index	6.72%	7.16%	4.64%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 43,292,541
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 257,628
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$43,292,541
# of Portfolio Holdings	343
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$257,628

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased during the period as a result of expense reductions related to management fee and operating expense limitations.
Material Fund Change Strategies [Text Block]

Effective April 17, 2024, the Fund changed its name from the Goldman Sachs Long Short Credit Strategies Fund to the Goldman Sachs Short Duration High Yield Fund. The Fund also changed its investment objective, 80% investment policy, principal investment strategy, contractual management fee rate (from 1.00% to 0.55% of the Fund’s average daily net assets at its current breakpoint) and benchmark index. As part of these changes, the Fund revised its principal investment risks to reflect these investments and restated its fees and expenses to reflect its new contractual management fee rate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class A
Trading Symbol	GDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,850	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$9,911	$10,062	$10,116	$10,139	$10,093	$10,196
3/17	$10,095	$10,249	$10,224	$10,330	$10,118	$10,241
3/18	$10,076	$10,230	$10,264	$10,409	$10,120	$10,364
3/19	$10,380	$10,538	$10,601	$10,806	$10,397	$10,828
3/20	$10,527	$10,687	$10,982	$11,003	$10,955	$11,795
3/21	$11,226	$11,397	$11,295	$11,596	$10,994	$11,879
3/22	$10,862	$11,028	$10,979	$11,303	$10,661	$11,386
3/23	$10,794	$10,958	$11,012	$11,344	$10,685	$10,842
3/24	$11,286	$11,458	$11,451	$11,912	$11,004	$11,026
3/25	$11,942	$12,124	$12,113	$12,644	$11,600	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.81%	2.55%	1.94%
Class A including sales charges	4.18%	2.24%	1.79%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 1,271,413,697
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 4,869,118
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class C
Trading Symbol	GDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,935	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$9,957	$10,022	$10,116	$10,139	$10,093	$10,196
3/17	$10,102	$10,168	$10,224	$10,330	$10,118	$10,241
3/18	$10,054	$10,120	$10,264	$10,409	$10,120	$10,364
3/19	$10,316	$10,384	$10,601	$10,806	$10,397	$10,828
3/20	$10,410	$10,478	$10,982	$11,003	$10,955	$11,795
3/21	$11,058	$11,130	$11,295	$11,596	$10,994	$11,879
3/22	$10,656	$10,726	$10,979	$11,303	$10,661	$11,386
3/23	$10,547	$10,616	$11,012	$11,344	$10,685	$10,842
3/24	$10,974	$11,045	$11,451	$11,912	$11,004	$11,026
3/25	$11,565	$11,641	$12,113	$12,644	$11,600	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	5.39%	2.12%	1.53%
Class C including sales charges	4.72%	2.12%	1.53%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 1,271,413,697
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 4,869,118
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202046
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class P
Trading Symbol	GMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000	$10,000
3/19	$10,351	$10,337	$10,379	$10,296	$10,538
3/20	$10,524	$10,709	$10,568	$10,849	$11,479
3/21	$11,261	$11,014	$11,137	$10,887	$11,561
3/22	$10,943	$10,706	$10,856	$10,557	$11,081
3/23	$10,910	$10,738	$10,896	$10,581	$10,551
3/24	$11,432	$11,167	$11,441	$10,896	$10,730
3/25	$12,135	$11,812	$12,144	$11,487	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	6.15%	2.89%	2.82%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	2.42%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.83%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	2.01%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 1,271,413,697
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 4,869,118
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R
Trading Symbol	GIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,047	$10,116	$10,139	$10,093	$10,196
3/17	$10,210	$10,224	$10,330	$10,118	$10,241
3/18	$10,166	$10,264	$10,409	$10,120	$10,364
3/19	$10,446	$10,601	$10,806	$10,397	$10,828
3/20	$10,557	$10,982	$11,003	$10,955	$11,795
3/21	$11,230	$11,295	$11,596	$10,994	$11,879
3/22	$10,850	$10,979	$11,303	$10,661	$11,386
3/23	$10,756	$11,012	$11,344	$10,685	$10,842
3/24	$11,219	$11,451	$11,912	$11,004	$11,026
3/25	$11,841	$12,113	$12,644	$11,600	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	5.54%	2.32%	1.70%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 1,271,413,697
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 4,869,118
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161296
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	GDIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,065	$10,099	$10,135	$10,072	$10,299
3/17	$10,296	$10,207	$10,326	$10,098	$10,344
3/18	$10,310	$10,247	$10,405	$10,100	$10,468
3/19	$10,656	$10,583	$10,802	$10,376	$10,937
3/20	$10,834	$10,964	$10,999	$10,933	$11,914
3/21	$11,593	$11,276	$11,591	$10,972	$11,999
3/22	$11,254	$10,961	$11,299	$10,639	$11,501
3/23	$11,219	$10,994	$11,340	$10,664	$10,951
3/24	$11,768	$11,432	$11,908	$10,981	$11,137
3/25	$12,492	$12,093	$12,639	$11,577	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	6.15%	2.89%	2.33%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.98%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.45%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,271,413,697
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 4,869,118
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	GDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,010,700	$1,013,857	$1,009,254	$1,011,600	$1,019,600
3/17	$1,033,036	$1,032,982	$1,011,812	$1,022,424	$1,024,086
3/18	$1,034,689	$1,040,860	$1,012,019	$1,026,412	$1,036,375
3/19	$1,069,455	$1,080,605	$1,039,706	$1,060,078	$1,082,805
3/20	$1,088,277	$1,100,323	$1,095,548	$1,098,241	$1,179,499
3/21	$1,164,348	$1,159,595	$1,099,446	$1,129,541	$1,187,874
3/22	$1,130,349	$1,130,327	$1,066,080	$1,097,913	$1,138,577
3/23	$1,126,845	$1,134,418	$1,068,527	$1,101,207	$1,084,153
3/24	$1,180,595	$1,191,218	$1,100,373	$1,145,145	$1,102,584
3/25	$1,253,084	$1,264,418	$1,160,014	$1,211,335	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.14%	2.86%	2.28%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 1,271,413,697
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 4,869,118
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	GSSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	Bloomberg U.S. 1-3 Year Corporate Bond Index	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
3/16	$10,087	$10,116	$10,139	$10,093	$10,196
3/17	$10,311	$10,224	$10,330	$10,118	$10,241
3/18	$10,317	$10,264	$10,409	$10,120	$10,364
3/19	$10,654	$10,601	$10,806	$10,397	$10,828
3/20	$10,822	$10,982	$11,003	$10,955	$11,795
3/21	$11,568	$11,295	$11,596	$10,994	$11,879
3/22	$11,234	$10,979	$11,303	$10,661	$11,386
3/23	$11,193	$11,012	$11,344	$10,685	$10,842
3/24	$11,720	$11,451	$11,912	$11,004	$11,026
3/25	$12,431	$12,113	$12,644	$11,600	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	6.07%	2.81%	2.20%
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)	5.78%	1.98%	1.93%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.15%	2.82%	2.37%
Bloomberg U.S. 1-3 Year Government Bond Index	5.42%	1.15%	1.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 1,271,413,697
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 4,869,118
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$1,271,413,697
# of Portfolio Holdings	376
Portfolio Turnover Rate	227%
Total Net Advisory Fees Paid	$4,869,118

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025390
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class A
Trading Symbol	GSSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,850	$10,000	$10,000	$10,000
3/16	$9,893	$10,044	$10,077	$10,196
3/17	$9,939	$10,090	$10,084	$10,241
3/18	$9,917	$10,068	$10,066	$10,364
3/19	$10,112	$10,266	$10,329	$10,828
3/20	$10,534	$10,694	$10,883	$11,795
3/21	$10,657	$10,820	$10,904	$11,879
3/22	$10,189	$10,345	$10,579	$11,386
3/23	$10,065	$10,218	$10,543	$10,842
3/24	$10,293	$10,449	$10,781	$11,026
3/25	$10,784	$10,948	$11,335	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	4.77%	0.47%	0.91%
Class A including sales charges	3.20%	0.17%	0.76%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 437,738,708
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,030,723
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class C
Trading Symbol	GSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,935	$10,000	$10,000	$10,000
3/16	$9,933	$9,998	$10,077	$10,196
3/17	$9,939	$10,004	$10,084	$10,241
3/18	$9,886	$9,951	$10,066	$10,364
3/19	$10,031	$10,096	$10,329	$10,828
3/20	$10,409	$10,477	$10,883	$11,795
3/21	$10,489	$10,558	$10,904	$11,879
3/22	$9,989	$10,054	$10,579	$11,386
3/23	$9,825	$9,889	$10,543	$10,842
3/24	$10,007	$10,072	$10,781	$11,026
3/25	$10,444	$10,512	$11,335	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	4.37%	0.07%	0.50%
Class C including sales charges	3.71%	0.07%	0.50%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 437,738,708
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,030,723
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202034
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class P
Trading Symbol	GMDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,239	$10,282	$10,538
3/20	$10,704	$10,834	$11,479
3/21	$10,867	$10,855	$11,561
3/22	$10,423	$10,531	$11,081
3/23	$10,330	$10,495	$10,551
3/24	$10,600	$10,733	$10,730
3/25	$11,145	$11,284	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.14%	0.81%	1.57%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.75%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 437,738,708
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,030,723
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161286
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class R6
Trading Symbol	GSTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,042	$10,065	$10,299
3/17	$10,124	$10,072	$10,344
3/18	$10,136	$10,054	$10,468
3/19	$10,373	$10,316	$10,937
3/20	$10,832	$10,870	$11,914
3/21	$10,997	$10,891	$11,999
3/22	$10,559	$10,566	$11,501
3/23	$10,465	$10,530	$10,951
3/24	$10,738	$10,768	$11,137
3/25	$11,290	$11,322	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.14%	0.83%	1.26%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 437,738,708
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,030,723
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025388
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Institutional Class
Trading Symbol	GSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,007,800	$1,007,700	$1,019,600
3/17	$1,015,862	$1,008,405	$1,024,086
3/18	$1,016,980	$1,006,590	$1,036,375
3/19	$1,040,574	$1,032,862	$1,082,805
3/20	$1,086,567	$1,088,327	$1,179,499
3/21	$1,102,974	$1,090,395	$1,187,874
3/22	$1,057,863	$1,057,901	$1,138,577
3/23	$1,049,400	$1,054,304	$1,084,153
3/24	$1,075,530	$1,078,131	$1,102,584
3/25	$1,130,704	$1,133,547	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.13%	0.80%	1.23%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 437,738,708
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,030,723
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058952
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Investor Class
Trading Symbol	GTDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,059	$10,077	$10,196
3/17	$10,131	$10,084	$10,241
3/18	$10,145	$10,066	$10,364
3/19	$10,371	$10,329	$10,828
3/20	$10,819	$10,883	$11,795
3/21	$10,984	$10,904	$11,879
3/22	$10,529	$10,579	$11,386
3/23	$10,426	$10,543	$10,842
3/24	$10,689	$10,781	$11,026
3/25	$11,227	$11,335	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	5.03%	0.74%	1.16%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 437,738,708
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,030,723
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025389
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Service Class
Trading Symbol	GSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service Shares	ICE BofAML Two-Year U.S. Treasury Note Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,018	$10,077	$10,196
3/17	$10,048	$10,084	$10,241
3/18	$10,019	$10,066	$10,364
3/19	$10,189	$10,329	$10,828
3/20	$10,598	$10,883	$11,795
3/21	$10,704	$10,904	$11,879
3/22	$10,216	$10,579	$11,386
3/23	$10,073	$10,543	$10,842
3/24	$10,283	$10,781	$11,026
3/25	$10,757	$11,335	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Service Shares	4.61%	0.30%	0.73%
ICE BofAML Two-Year U.S. Treasury Note Index	5.14%	0.82%	1.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 437,738,708
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 2,030,723
InvestmentCompanyPortfolioTurnover	913.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$437,738,708
# of Portfolio Holdings	506
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid	$2,030,723

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000174582
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class A
Trading Symbol	GPAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/31/16	$10,000	$10,000	$10,000	$10,000
3/17	$10,041	$10,026	$10,016	$9,857
3/18	$10,145	$10,137	$10,124	$9,975
3/19	$10,390	$10,383	$10,350	$10,422
3/20	$10,459	$10,667	$10,616	$11,353
3/21	$10,712	$10,730	$10,630	$11,433
3/22	$10,654	$10,706	$10,631	$10,959
3/23	$10,928	$10,936	$10,902	$10,435
3/24	$11,549	$11,503	$11,474	$10,613
3/25	$12,149	$12,106	$12,057	$11,130

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class A (Commenced October 31, 2016)	5.19%	3.04%	2.34%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.29%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.25%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.28%

Performance Inception Date	Oct. 31, 2016
AssetsNet	$ 2,029,284,313
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 3,691,508
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Material Fund Change Strategies [Text Block]

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202005
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class P
Trading Symbol	GMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,248	$10,233	$10,212	$10,538
3/20	$10,331	$10,513	$10,475	$11,479
3/21	$10,617	$10,575	$10,489	$11,561
3/22	$10,574	$10,552	$10,491	$11,081
3/23	$10,881	$10,778	$10,757	$10,551
3/24	$11,529	$11,337	$11,322	$10,730
3/25	$12,156	$11,931	$11,897	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.44%	3.31%	2.85%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.57%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.53%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 2,029,284,313
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 3,691,508
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Material Fund Change Strategies [Text Block]

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195498
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class R6
Trading Symbol	GPPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
11/30/17	$10,000	$10,000	$10,000	$10,000
3/18	$10,043	$10,041	$10,044	$9,899
3/19	$10,326	$10,284	$10,268	$10,342
3/20	$10,420	$10,566	$10,532	$11,266
3/21	$10,697	$10,628	$10,546	$11,346
3/22	$10,653	$10,605	$10,548	$10,875
3/23	$10,953	$10,832	$10,816	$10,355
3/24	$11,616	$11,394	$11,383	$10,531
3/25	$12,236	$11,991	$11,961	$11,045

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced November 30, 2017)	5.34%	3.26%	2.79%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.50%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.36%

Performance Inception Date	Nov. 30, 2017
AssetsNet	$ 2,029,284,313
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 3,691,508
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Material Fund Change Strategies [Text Block]

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136680
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	GPPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
3/16	$1,006,100	$1,004,300	$1,002,383	$1,019,600
3/17	$1,018,374	$1,011,732	$1,006,662	$1,024,086
3/18	$1,032,632	$1,022,962	$1,017,531	$1,036,375
3/19	$1,061,752	$1,047,718	$1,040,226	$1,082,805
3/20	$1,070,246	$1,076,425	$1,066,962	$1,179,499
3/21	$1,098,714	$1,082,776	$1,068,425	$1,187,874
3/22	$1,095,199	$1,080,394	$1,068,564	$1,138,577
3/23	$1,126,959	$1,103,514	$1,095,749	$1,084,153
3/24	$1,193,788	$1,160,787	$1,153,246	$1,102,584
3/25	$1,258,611	$1,221,612	$1,211,797	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.43%	3.30%	2.33%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.02%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	1.94%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 2,029,284,313
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 3,691,508
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Material Fund Change Strategies [Text Block]

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000204425
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Investor Class
Trading Symbol	GPPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg Short-Term Government/Corporate Index	ICE BofAML 3-6 Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
8/14/18	$10,000	$10,000	$10,000	$10,000
3/19	$10,168	$10,163	$10,150	$10,428
3/20	$10,240	$10,441	$10,410	$11,359
3/21	$10,503	$10,503	$10,425	$11,440
3/22	$10,461	$10,480	$10,426	$10,965
3/23	$10,746	$10,704	$10,691	$10,441
3/24	$11,386	$11,260	$11,252	$10,618
3/25	$11,983	$11,850	$11,824	$11,137

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced August 14, 2018)	5.24%	3.19%	2.76%
Bloomberg Short-Term Government/Corporate Index	5.24%	2.56%	2.59%
ICE BofAML 3-6 Month U.S. Treasury Bill Index	5.08%	2.58%	2.56%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.64%

Performance Inception Date	Aug. 14, 2018
AssetsNet	$ 2,029,284,313
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 3,691,508
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$2,029,284,313
# of Portfolio Holdings	253
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid	$3,691,508

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Material Fund Change Strategies [Text Block]

Effective March 16, 2025, the Fund changed its credit quality guidelines to increase (from 15% to 30% of total assets) its investments in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). The Fund also adopted an 80% investment policy to invest in short-term, investment grade fixed income securities. Effective July 29, 2024, the Fund also changed its maturity guidelines.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090150
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class A
Trading Symbol	GSZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,384	$9,750	$10,012	$10,196
3/17	$9,839	$10,222	$10,048	$10,241
3/18	$9,754	$10,134	$10,160	$10,364
3/19	$9,799	$10,181	$10,375	$10,828
3/20	$9,245	$9,605	$10,608	$11,795
3/21	$10,643	$11,058	$10,621	$11,879
3/22	$10,524	$10,934	$10,627	$11,386
3/23	$10,696	$11,113	$10,894	$10,842
3/24	$11,586	$12,038	$11,465	$11,026
3/25	$12,394	$12,877	$12,035	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.97%	6.03%	2.56%
Class A including sales charges	3.01%	5.23%	2.17%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 893,147,103
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 4,515,206
InvestmentCompanyPortfolioTurnover	2379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Material Fund Change Strategies [Text Block]

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090151
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class C
Trading Symbol	GSZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$187	1.81%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,900	$10,000	$10,000	$10,000
3/16	$9,582	$9,679	$10,012	$10,196
3/17	$9,989	$10,090	$10,048	$10,241
3/18	$9,830	$9,929	$10,160	$10,364
3/19	$9,789	$9,888	$10,375	$10,828
3/20	$9,174	$9,266	$10,608	$11,795
3/21	$10,480	$10,586	$10,621	$11,879
3/22	$10,289	$10,393	$10,627	$11,386
3/23	$10,372	$10,477	$10,894	$10,842
3/24	$11,153	$11,265	$11,465	$11,026
3/25	$11,834	$11,953	$12,035	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	6.11%	5.22%	1.80%
Class C including sales charges	5.05%	5.22%	1.80%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 893,147,103
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 4,515,206
InvestmentCompanyPortfolioTurnover	2379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Material Fund Change Strategies [Text Block]

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202044
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class P
Trading Symbol	GSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$9,988	$10,203	$10,538
3/20	$9,457	$10,433	$11,479
3/21	$10,925	$10,445	$11,561
3/22	$10,848	$10,451	$11,081
3/23	$11,051	$10,714	$10,551
3/24	$12,012	$11,275	$10,730
3/25	$12,894	$11,835	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	7.34%	6.39%	3.72%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	2.45%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 893,147,103
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 4,515,206
InvestmentCompanyPortfolioTurnover	2379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Material Fund Change Strategies [Text Block]

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090154
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R
Trading Symbol	GSZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$135	1.31%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,726	$10,012	$10,196
3/17	$10,184	$10,048	$10,241
3/18	$10,070	$10,160	$10,364
3/19	$10,080	$10,375	$10,828
3/20	$9,485	$10,608	$11,795
3/21	$10,906	$10,621	$11,879
3/22	$10,759	$10,627	$11,386
3/23	$10,897	$10,894	$10,842
3/24	$11,777	$11,465	$11,026
3/25	$12,556	$12,035	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	6.61%	5.76%	2.30%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 893,147,103
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 4,515,206
InvestmentCompanyPortfolioTurnover	2379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Material Fund Change Strategies [Text Block]

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161295
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	GSZUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$9,695	$10,012	$10,299
3/17	$10,200	$10,048	$10,344
3/18	$10,151	$10,160	$10,468
3/19	$10,222	$10,375	$10,937
3/20	$9,678	$10,608	$11,914
3/21	$11,180	$10,621	$11,999
3/22	$11,100	$10,627	$11,501
3/23	$11,308	$10,894	$10,951
3/24	$12,290	$11,465	$11,137
3/25	$13,191	$12,035	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	7.33%	6.38%	2.90%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.93%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 893,147,103
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 4,515,206
InvestmentCompanyPortfolioTurnover	2379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Material Fund Change Strategies [Text Block]

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090152
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	GSZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$978,400	$1,001,200	$1,019,600
3/17	$1,029,179	$1,004,804	$1,024,086
3/18	$1,024,136	$1,015,958	$1,036,375
3/19	$1,031,407	$1,037,496	$1,082,805
3/20	$976,433	$1,060,840	$1,179,499
3/21	$1,128,952	$1,062,113	$1,187,874
3/22	$1,119,582	$1,062,750	$1,138,577
3/23	$1,141,638	$1,089,425	$1,084,153
3/24	$1,240,618	$1,146,511	$1,102,584
3/25	$1,331,307	$1,203,492	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	7.31%	6.39%	2.90%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 893,147,103
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 4,515,206
InvestmentCompanyPortfolioTurnover	2379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Material Fund Change Strategies [Text Block]

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090153
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Investor Class
Trading Symbol	GZIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (formerly, Goldman Sachs Strategic Income Fund) (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The fixed income markets posted positive returns, with yields oscillating as economic data and U.S. elections shaped market views on monetary easing. The Federal Reserve cut its rate 100 basis points from September to December before pausing. Most spread sectors outperformed U.S. Treasuries, led by emerging markets debt and high yield corporate bonds. The U.S. yield curve steepened.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$9,775	$10,012	$10,196
3/17	$10,274	$10,048	$10,241
3/18	$10,216	$10,160	$10,364
3/19	$10,278	$10,375	$10,828
3/20	$9,721	$10,608	$11,795
3/21	$11,230	$10,621	$11,879
3/22	$11,129	$10,627	$11,386
3/23	$11,327	$10,894	$10,842
3/24	$12,314	$11,465	$11,026
3/25	$13,190	$12,035	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	7.12%	6.29%	2.81%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.97%	2.55%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 893,147,103
Holdings Count | Holding	658
Advisory Fees Paid, Amount	$ 4,515,206
InvestmentCompanyPortfolioTurnover	2379.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$893,147,103
# of Portfolio Holdings	658
Portfolio Turnover Rate	2,379%
Total Net Advisory Fees Paid	$4,515,206

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Material Fund Change Strategies [Text Block]

Effective June 17, 2024, the Fund changed its name from the Goldman Sachs Strategic Income Fund to the Goldman Sachs Dynamic Bond Fund. The Fund also changed its principal investment strategy and adopted an 80% investment policy to invest in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class A
Trading Symbol	GSUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$9,625	$10,000	$10,000	$10,000
3/16	$9,807	$10,189	$10,244	$10,196
3/17	$9,817	$10,199	$10,267	$10,241
3/18	$9,807	$10,189	$10,348	$10,364
3/19	$10,160	$10,556	$10,811	$10,828
3/20	$10,711	$11,128	$11,556	$11,795
3/21	$10,983	$11,411	$11,591	$11,879
3/22	$10,381	$10,785	$11,027	$11,386
3/23	$9,786	$10,167	$10,506	$10,842
3/24	$9,899	$10,284	$10,675	$11,026
3/25	$10,398	$10,804	$11,258	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	5.05%	-0.59%	0.78%
Class A including sales charges	1.16%	-1.35%	0.39%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 174,083,570
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 610,945
InvestmentCompanyPortfolioTurnover	1896.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Material Fund Change Strategies [Text Block]

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202036
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class P
Trading Symbol	GSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/20/18	$10,000	$10,000	$10,000
3/19	$10,457	$10,513	$10,538
3/20	$11,061	$11,237	$11,479
3/21	$11,381	$11,271	$11,561
3/22	$10,786	$10,723	$11,081
3/23	$10,193	$10,216	$10,551
3/24	$10,357	$10,381	$10,730
3/25	$10,916	$10,947	$11,254

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 20, 2018)	5.40%	-0.26%	1.27%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.71%

Performance Inception Date	Apr. 20, 2018
AssetsNet	$ 174,083,570
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 610,945
InvestmentCompanyPortfolioTurnover	1896.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Material Fund Change Strategies [Text Block]

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161288
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class R6
Trading Symbol	GGIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
3/16	$10,224	$10,257	$10,299
3/17	$10,271	$10,280	$10,344
3/18	$10,287	$10,361	$10,468
3/19	$10,705	$10,825	$10,937
3/20	$11,324	$11,571	$11,914
3/21	$11,651	$11,605	$11,999
3/22	$11,042	$11,041	$11,501
3/23	$10,447	$10,519	$10,951
3/24	$10,603	$10,689	$11,137
3/25	$11,176	$11,272	$11,681

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	5.40%	-0.26%	1.16%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.24%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.62%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 174,083,570
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 610,945
InvestmentCompanyPortfolioTurnover	1896.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Material Fund Change Strategies [Text Block]

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Institutional Class
Trading Symbol	GSUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$1,000,000	$1,000,000	$1,000,000
3/16	$1,022,400	$1,024,400	$1,019,600
3/17	$1,025,978	$1,026,654	$1,024,086
3/18	$1,028,441	$1,034,764	$1,036,375
3/19	$1,070,093	$1,081,122	$1,082,805
3/20	$1,131,837	$1,155,611	$1,179,499
3/21	$1,164,434	$1,159,078	$1,187,874
3/22	$1,103,418	$1,102,747	$1,138,577
3/23	$1,043,833	$1,050,587	$1,084,153
3/24	$1,059,386	$1,067,501	$1,102,584
3/25	$1,117,758	$1,125,787	$1,156,390

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	5.51%	-0.25%	1.12%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 174,083,570
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 610,945
InvestmentCompanyPortfolioTurnover	1896.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Material Fund Change Strategies [Text Block]

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090760
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Investor Class
Trading Symbol	GGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,215	$10,244	$10,196
3/17	$10,241	$10,267	$10,241
3/18	$10,256	$10,348	$10,364
3/19	$10,662	$10,811	$10,828
3/20	$11,268	$11,556	$11,795
3/21	$11,582	$11,591	$11,879
3/22	$10,966	$11,027	$11,386
3/23	$10,354	$10,506	$10,842
3/24	$10,511	$10,675	$11,026
3/25	$11,069	$11,258	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	5.31%	-0.35%	1.02%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 174,083,570
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 610,945
InvestmentCompanyPortfolioTurnover	1896.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Material Fund Change Strategies [Text Block]

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Separate Account Institutional
Trading Symbol	GSUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Agency mortgage-backed securities were influenced most by interest rate volatility, shifting macroeconomic data, the outlook for Federal Reserve monetary policy and political uncertainty. Spreads tightened, reflecting favorable supply/demand dynamics, including increased demand from banks and non-U.S. investors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Separate Account Institutional	Bloomberg U.S. Securitized Bond Index	Bloomberg U.S. Aggregate Bond Index
4/1/15	$10,000	$10,000	$10,000
3/16	$10,224	$10,244	$10,196
3/17	$10,260	$10,267	$10,241
3/18	$10,284	$10,348	$10,364
3/19	$10,703	$10,811	$10,828
3/20	$11,312	$11,556	$11,795
3/21	$11,650	$11,591	$11,879
3/22	$11,039	$11,027	$11,386
3/23	$10,441	$10,506	$10,842
3/24	$10,598	$10,675	$11,026
3/25	$11,171	$11,258	$11,564

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Separate Account Institutional	5.41%	-0.25%	1.11%
Bloomberg U.S. Securitized Bond Index	5.46%	-0.52%	1.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

AssetsNet	$ 174,083,570
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 610,945
InvestmentCompanyPortfolioTurnover	1896.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2025)
Total Net Assets	$174,083,570
# of Portfolio Holdings	722
Portfolio Turnover Rate	1,896%
Total Net Advisory Fees Paid	$610,945

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Material Fund Change Strategies [Text Block]

Effective May 1, 2024, the Fund changed its principal investment strategy to reflect that the Fund generally expects to invest at least 90% of its net assets in agency mortgage-backed securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 29th, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs